UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS

(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices)           (Zip Code)

Omar Tariq
Credit Suisse Commodity Strategy Funds
Eleven Madison Avenue
New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2023 to April 30, 2024

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Semiannual Report

April 30, 2024
  (unaudited)

◼  CREDIT SUISSE
COMMODITY RETURN STRATEGY FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, the Distributor for the six months ended April 30, 2024, is located at Eleven Madison Avenue, New York, NY 10010. UBS Asset Management (US) Inc. became the new distributor as of May 1, 2024. The Credit Suisse Funds were advised by Credit Suisse Asset Management, LLC for the six months ended April 30, 2024. UBS Asset Management (Americas) LLC became the investment manager on May 1, 2024 pursuant an internal merger between Credit Suisse Asset Management LLC and UBS Asset Management (Americas) LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of UBS Asset Management (Americas) LLC or any affiliate, are not FDIC-insured and are not guaranteed by UBS Asset Management (Americas) LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report
April 30, 2024 (unaudited)

April 30, 2024

Dear Shareholder:

We are pleased to present this Semiannual Report covering the activities of the Credit Suisse Commodity Return Strategy Fund (the "Fund") for the six-month period ended April 30, 2024 (the "Period").

Performance Summary
11/01/2023 – 04/30/2024

Fund & Index
Class I1	0.80%
Class A1,2	0.67%
Class C1,2	0.29%
Bloomberg Commodity Index Total Return[3]	-0.18%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was -4.13%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1.00%), was -0.70%.

3  The Bloomberg Commodity Index Total Return is composed of futures contracts on 24 physical commodities. The index does not have transaction costs and investors may not invest directly in the index.

Market and Strategy Review:

Commodities declined slightly for the Period. The Bloomberg Commodity Index Total Return (the "Index") was down -0.18%, with 9 out of 24 constituents trading lower.

For the Period, the Fund outperformed the Index on both a gross of fee and net of fee basis. The Fund's commodity exposure and underlying cash management contributed to relative performance, on a gross return basis versus the Index. Forward curve positioning in Energy, Agriculture, Livestock, and Precious Metals contributed to relative performance; and neither contributed to nor detracted from relative performance in Industrial Metals versus the Index. On an individual commodity level, the top three estimated contributors to relative performance versus the Index were Natural Gas (+1.03%), Lean Hogs (+0.08%), and Soybean Oil (+0.06%). Meanwhile, Coffee (-0.07%), Gas Oil (-0.03%) and Live Cattle (-0.02%) had the largest negative impact relative to the Index.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Energy reported the largest drop of -11.44%, owing to a decline of -51.52% in Natural Gas. Throughout the winter, warmer-than-expected weather reduced demand expectations for natural gas use in heating applications and alleviated fears of shortages. Along with continued maintenance at a key Liquefied Natural Gas (LNG) plant in the US, this led to low inventory withdrawals, allowing the US to exit the winter with natural gas stocks at seasonally high levels.

Agriculture declined -6.42%, with mixed performance in soft commodities, grains, and oilseeds. After large gains early in 2023, Sugar slipped 22.86%. Towards the end of 2023, news that India may reduce ethanol production from sugarcane improved global supply estimates. Such a move would increase the cane available for producing sugar, reducing the probability that India would need to rely on imported sugar. During 2024, Sugar continued its retreat, as rainfall in major sugar-producing regions of Brazil, in conjunction with forecasts for a strong monsoon season in India, lifted production forecasts from these top producing nations. Favorable weather in 2024 also caused Soybeans and associated products to trend lower, with Soybeans down -11.56%, Soybean Oil down -14.79%, and Soybean Meal down -11.09% for the Period. Beneficial rainfall in South America supported expectations for excess supplies for export from the region. Negative price sentiment was reinforced by weaker-than-expected US export sales throughout the Period, as reported by the United States Department of Agriculture ("USDA"), showing a lack of demand for US soybeans.

Industrial Metals gained 18.05%, with all constituents ending the Period higher. Copper prices saw the largest gains, increasing 25.58% on reduced capacity at multiple stages of the production process. Courts in Panama decided to invalidate the operating contract of a major global copper mine in the country, which ultimately caused the mine's operator to halt production, lowering expectations for future supplies. Meanwhile, cuts in mine supply have decreased Chinese copper smelters' ability to charge high prices for treatment and refining activities, which may result in lower smelter operating rates and refined copper production. News of mine closures also pushed Zinc prices up, which ended 21.51% higher for the Period. In 2024, low Zinc prices prompted announcements of mine closures, while the United Kingdom announced further sanctions on Russian metals production. Together, these reduced expectations for near-term supplies of Zinc. As with copper, the potential for Chinese zinc smelters to reduce production in response to low treatment and refining charges could result in tighter-than-expected supplies of zinc. Furthermore, positive Chinese macroeconomic data also drove Zinc higher, with an official measure of manufacturing activity in April 2024 indicating expansion for the fifth consecutive month. Lastly, Aluminum jumped 14.05%. In April 2024, a new round of sanctions was announced intended to limit purchases of metals

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

produced in Russia, which affected prices of various metals including Aluminum.

Precious Metals strengthened 15.21%, with Silver rising 15.28% and Gold rising 15.13%. Following the attack by Hamas on Israel in October 2023, there was heightened demand for risk hedges, such as precious metals. Geopolitical tensions further intensified in April 2024 between Israel and Iran following actions by Israel that resulted in the deaths of senior Iranian military officials, increasing the risk of a broader Middle East conflict that would be disruptive. At the same time, prices were supported by cooling inflation data and less-hawkish-than-expected commentary by policymakers in the US, which lowered projections of future interest rate levels and increased the relative attractiveness of non-yield-bearing assets, such as precious metals.

Livestock ended 1.36% higher, led by Lean Hogs. Supply pressures pushed Lean Hogs up 6.39% during the Period, as a winter storm and extremely cold temperatures throughout January 2024 hampered hog weight gain in the US, with the USDA reporting lower market-ready hog weights relative to last year throughout the first quarter of 2024. Additionally, the Ministry of Agriculture in China cut its target for the size of the Chinese sow herd from 41 million to 39 million, which may significantly reduce future supplies. These gains were counterbalanced in part by Live Cattle, which decreased -1.58%. The total number of cattle on feed reported by the USDA for November 2023 was the fourth highest on record, while deteriorating pasture conditions in the US increased the incentive for farmers to sell cattle early, driving an increase in short-term supplies and pushing cattle prices lower. High forecasted supply continued to weigh on prices in 2024, as the latest USDA World Agricultural Supply and Demand Estimates (WASDE) report increased expected beef production, due to heavier weights and higher processing rates. On the demand side, the highly pathogenic avian influenza (also known as "bird flu") was found in US dairy cattle in late March 2024, which may prompt consumers to avoid related products like beef.

Market Outlook

With positive performance in multiple sectors so far in 2024, various conditions will be needed in each sector in order to consolidate those gains. The Industrial Metals sector has had a strong run so far in 2024 on lower supplies and the potential for markets to tighten on rising future demand. However, prices have now increased to such a degree that some of the production that was curtailed due to low prices and low margins could potentially be brought back to the market: a prime example is the recent news of potential European zinc smelter restarts. In order for the sector to avoid a retracement, evidence of improving

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

consumption, which has been lackluster so far this year, may be required to offset any increases in supply. Geopolitics will likely remain in the driver's seat for Energy markets barring a shift in policy by the Organization of the Petroleum Exporting Countries and Russia, and the sector may give back a portion of the strong year-to-date performance if the recent trend of cooling tensions continues. In Agricultural commodities, volatile weather conditions have impacted prices across both grains and softs so far this year. The switch from an El Niño to La Niña weather pattern, which is expected to occur this year, could potentially continue this trend and drive variability in growing and harvesting conditions. This variability could impact future supply and may provide additional support for the agriculture sector. Lastly, Precious Metals prices could retrace if persistently high inflation reduces expectations for future interest rate cuts in the United States by forcing policymakers to maintain a hawkish stance, particularly given the strong returns for the sector year-to-date.

The Credit Suisse Commodities Management Team

Christopher Burton and Scott Ikuss

The Fund's investment in commodity linked derivative instruments may subject the Fund to greater volatility than investment in traditional securities, particularly in investments involving leverage.

The use of derivatives such as commodity-linked swaps, structured notes, and futures entails substantial risks, including risk of loss of a significant portion of their principal value, commodity exposure risks, correlation risk, credit risk, derivatives risk, exposure risk, fixed income risk, focus risk, futures contracts risk, illiquidity risk, interest-rate risk, leveraging risk, market risk, portfolio turnover risk, structured note risk, subsidiary risk, swap agreement risk, tax risk and U.S. government securities risk. Gains and losses from speculative positions in derivatives may be much greater than the derivative's cost. At any time, the risk of loss of any individual security held by the Fund could be significantly higher than 50% of the security's value. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of April 30, 2024; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Average Annual Returns as of April 30, 20241

	6 Months	1 Year	5 Years	10 Years
Class I	0.80%	2.27%	7.43%	(1.31)%
Class A Without Sales Charge	0.67%	2.01%	7.16%	(1.56)%
Class A With Maximum Sales Charge	(4.13)%	(2.84)%	6.10%	(2.04)%
Class C Without CDSC	0.29%	1.22%	6.35%	(2.29)%
Class C With CDSC	(0.70)%	0.23%	6.35%	(2.29)%

Returns represent past performance and include change in share price and reinvestment of dividends, capital gains, and return of capital distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios as in the February 28, 2024 Prospectus are 0.81% for Class I shares, 1.06% for Class A shares and 1.81% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements as in the February 28, 2024 Prospectus are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares and 1.80% of the Fund's average daily net assets for Class C shares through at least February 28, 2025. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended April 30, 2024.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Commodity Return Strategy Fund
Semiannual Investment Adviser's Report (continued)
April 30, 2024 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended April 30, 2024

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,008.00	$1,006.70	$1,002.90
Expenses Paid per $1,000*	$3.99	$5.24	$8.96
Hypothetical 5% Fund Return
Beginning Account Value 11/01/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 04/30/24	$1,020.89	$1,019.64	$1,015.91
Expenses Paid per $1,000*	$4.02	$5.27	$9.02
	Class I	Class A	Class C
Annualized Expense Ratios*	0.80%	1.05%	1.80%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**
Commodity Indexed Structured Notes	22.83%
United States Agency Obligations	19.54
United States Treasury Obligations	53.58
Short-Term Investments	4.05
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

Derivatives are not reflected in amounts reported above.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
COMMODITY INDEXED STRUCTURED NOTES (22.6%)
$44,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(7)	(A+, Aa2)	06/27/25	5.320	$52,174,952
58,000	BNP Paribas Issuance BV, Commodity Index Linked Bank Guaranteed Notes, Rule 144A, FEDL01 + 0.100%(1),(2),(3)	(A+, Aa3)	09/25/24	5.430	50,784,646
38,000	BofA Finance LLC, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR — 0.050%(1),(2),(8)	(NR, A1)	01/22/25	5.270	41,914,228
45,000	Canadian Imperial Bank of Commerce, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL101(1),(2),(7)	(A+, Aa2)	01/23/25	5.330	51,496,360
38,000	Goldman Sachs International, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(3)	(A+, A1)	01/22/25	5.320	41,202,767
49,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(7)	(AA-, Aa1)	06/17/24	5.330	50,538,350
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $272,000,000)					288,111,303
UNITED STATES AGENCY OBLIGATIONS (19.4%)
8,800	Federal Farm Credit Banks Funding Corp., SOFR + 0.040%(2)	(AA+, Aaa)	05/15/24	5.360	8,800,018
5,000	Federal Farm Credit Banks Funding Corp., SOFR + 0.100%(2)	(AA+, Aaa)	08/08/24	5.420	5,001,125
10,400	Federal Farm Credit Banks Funding Corp., SOFR + 0.130%(2)	(AA+, Aaa)	01/28/25	5.450	10,405,085
16,100	Federal Home Loan Banks, SOFR + 0.140%(2)	(AA+, Aaa)	04/21/25	5.460	16,103,147
14,400	Federal Home Loan Banks, SOFR + 0.160%(2)	(AA+, Aaa)	07/10/25	5.480	14,418,690
2,200	Federal Home Loan Banks, SOFR + 0.125%(2)	(AA+, Aaa)	02/23/26	5.445	2,201,874
5,300	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	4,875,882
16,500	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/24/24	0.400	16,445,457
23,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	06/18/24	0.430	22,847,062
22,800	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	22,491,143
30,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	30,501,291
7,000	Federal National Mortgage Association	(AA+, Aaa)	06/14/24	0.375	6,957,927
48,000	Federal National Mortgage Association	(AA+, Aaa)	08/28/24	3.875	47,726,357
17,300	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	17,257,740
21,400	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	20,475,156
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $248,785,789)					246,507,954

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
UNITED STATES TREASURY OBLIGATIONS (53.1%)
$1,200	U.S. Treasury Bills(4)	(AA+, Aaa)	05/28/24	5.245	$1,195,279
16,500	U.S. Treasury Bills(4)	(AA+, Aaa)	05/30/24	5.273	16,429,943
13,000	U.S. Treasury Bills(4)	(AA+, Aaa)	08/01/24	5.193	12,825,708
63,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.037%(2),(5),(6)	(AA+, Aaa)	07/31/24	5.358	63,501,913
24,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140%(2)	(AA+, Aaa)	10/31/24	5.461	24,009,212
46,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%(2)	(AA+, Aaa)	01/31/25	5.521	46,044,809
53,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%(2)	(AA+, Aaa)	04/30/25	5.490	53,556,890
100,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%(2)	(AA+, Aaa)	07/31/25	5.446	100,426,916
81,700	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%(2)	(AA+, Aaa)	10/31/25	5.491	81,793,154
87,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%(2)	(AA+, Aaa)	01/31/26	5.566	87,675,621
89,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150%(2)	(AA+, Aaa)	04/30/26	5.471	89,387,379
10,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/24	3.250	9,930,241
16,200	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	16,112,371
14,500	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	14,423,535
10,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/25	5.000	9,974,414
14,000	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	13,739,414
20,000	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	19,731,641
15,400	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	15,239,383
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $676,235,332)					675,997,823
Shares
SHORT-TERM INVESTMENTS (4.0%)
51,048,065	State Street Institutional U.S. Government Money Market Fund — Premier Class, 5.26% (Cost $51,048,065)				51,048,065
TOTAL INVESTMENTS AT VALUE (99.1%) (Cost $1,248,069,186)					1,261,665,145
OTHER ASSETS IN EXCESS OF LIABILITIES (0.9%)					12,053,247
NET ASSETS (100.0%)					$1,273,718,392

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, these securities amounted to a value of $288,111,303 or 22.6% of net assets.

(2)  Variable rate obligation — The interest rate shown is the rate in effect as of April 30, 2024. The rate may be subject to a cap and floor.

(3)  Return on security is linked to the Bloomberg Commodity Index Total Return.

(4)  Securities are zero coupon. Rate presented is cost yield as of April 30, 2024.

(5)  At April 30, 2024, $34,001,024 in the value of this securities has been pledged to cover initial margin requirements for open futures contracts.

(6)  At April 30, 2024, $2,575,778 in the value of this securities has been pledged as collateral for open swap contracts.

(7)  Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.

(8)  Return on security is linked to the BofA Merrill Lynch Commodity MLCILPRT Total Return Index.

INVESTMENT ABBREVIATIONS

FEDL01 = Federal Funds Rate

3 mo. = 3 month

SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Jul 2024	105	$8,530,594	$484,009
Corn Futures	USD	Jul 2024	616	13,759,900	(781,465)
Cotton No. 2 Futures	USD	Jul 2024	97	3,803,855	(139,866)
Soybean Futures	USD	Jul 2024	236	13,723,400	(339,547)
Soybean Meal Futures	USD	Jul 2024	241	8,480,790	221,527
Soybean Oil Futures	USD	Jul 2024	292	7,535,352	(778,798)
Sugar No. 11 Futures	USD	Jun 2024	285	6,195,672	(234,526)
Wheat (KC HRW) Futures	USD	Jul 2024	145	4,605,563	198,811
Wheat Futures	USD	Jul 2024	229	6,907,212	147,462
					$(1,222,393)

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Energy
Brent Crude Oil Futures	USD	Sep 2024	255	$21,652,050	$(393,537)
Gasoline RBOB Futures	USD	Jul 2024	60	6,688,332	(125,537)
Light Sweet Crude Oil Futures	USD	Jun 2024	262	21,295,360	465,063
Low Sulphur Gasoil Futures	USD	May 2024	49	3,792,600	(243,549)
Low Sulphur Gasoil Futures	USD	Jul 2024	49	3,812,200	(36,255)
Natural Gas Futures	USD	Jun 2024	802	18,598,380	(58,991)
NY Harbor ULSD Futures	USD	Jun 2024	49	5,224,439	(154,905)
					$(547,711)
Industrial Metals
LME Lead Futures	USD	Jun 2024	25	1,380,256	$67,405
LME Lead Futures	USD	Sep 2024	41	2,288,415	6,118
LME Nickel Futures	USD	Jun 2024	70	8,050,980	764,063
LME Primary Aluminum Futures	USD	Jun 2024	112	7,218,484	938,253
LME Primary Aluminum Futures	USD	Sep 2024	176	11,481,316	(46,849)
LME Zinc Futures	USD	Jun 2024	95	6,927,471	546,109
LME Zinc Futures	USD	Sep 2024	95	6,970,625	(837)
					$2,274,262
Livestock
Lean Hogs Futures	USD	Jun 2024	120	4,918,800	$37,987
Lean Hogs Futures	USD	Dec 2024	25	772,000	(1,658)
Live Cattle Futures	USD	Jun 2024	12	839,880	(47,573)
Live Cattle Futures	USD	Aug 2024	57	3,946,680	(77,703)
Live Cattle Futures	USD	Oct 2024	57	4,036,740	14,730
					$(74,217)
Precious Metals
Copper Futures	USD	Jul 2024	146	16,660,425	$509,741
Gold 100 oz. Futures	USD	Jun 2024	184	42,373,360	1,604,666
Silver Futures	USD	Jul 2024	101	13,460,270	481,599
					$2,596,006
Contracts to Sell
Industrial Metals
LME Lead Futures	USD	Jun 2024	(25)	(1,380,257)	$(12,601)
LME Nickel Futures	USD	Jun 2024	(6)	(690,084)	(112,685)
LME Primary Aluminum Futures	USD	Jun 2024	(112)	(7,218,484)	7,746
LME Zinc Futures	USD	Jun 2024	(95)	(6,927,471)	(363)
					$(117,903)
Total Net Unrealized Appreciation (Depreciation)					$2,908,044

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Depreciation
USD	$32,423,665	05/28/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	5.34%	At Maturity	$—	$(403,610)
USD	53,156,413	05/28/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	5.51%	At Maturity	—	(663,568)
USD	50,873,872	05/28/24	Societe Generale	Societe Generale P04 TR Index(b)	5.51%	At Maturity	—	(640,349)
							$—	$(1,707,527)

(a)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/24 Value(1)
CBOT Bean Oil JUL 24 Futures	2.87%	58.47	1,508,752
CBOT Corn JUL 24 Futures	5.13%	120.64	2,694,717
NYMEX WTI Crude Oil JUL 24 Futures	7.62%	49.24	4,002,632
NYBOT Cotton JUL 24 Futures	1.46%	19.51	765,198
COMEX Gold AUG 24 Futures	15.26%	34.49	8,018,970
COMEX High Grade Copper JUL 24 Futures	6.00%	27.64	3,154,538
NYMEX Heating Oil JUL 24 Futures	2.00%	9.86	1,051,216
NYBOT Coffee JUL 24 Futures	3.34%	21.61	1,755,381
KCBOT Kansas Wheat JUL 24 Futures	1.72%	28.42	902,590
CME Live Cattle AUG 24 Futures	3.41%	25.89	1,792,749
ICE Brent Crude Oil JUL 24 Futures	7.87%	47.90	4,134,811
ICE Gas Oil JUL 24 Futures	2.66%	17.94	1,395,782
CME Lean Hogs DEC 24 Futures	2.59%	44.07	1,360,916
LME Aluminium SEP 24 Futures	4.37%	35.19	2,295,638
LME Nickel SEP 24 Futures	2.88%	13.03	1,514,007
LME Lead SEP 24 Futures	0.86%	8.09	451,358
LME Zinc SEP 24 Futures	2.63%	18.80	1,379,734
NYMEX Nat Gas JUL 24 Futures	6.65%	150.74	3,495,699
NYMEX Unleaded Gasoline SEP 24 Futures	2.58%	12.70	1,354,164
CBOT Soybeans JUL 24 Futures	5.11%	46.15	2,683,725
NYBOT Sugar JUL 24 Futures	2.47%	59.65	1,296,645

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Schedule of Investments (continued)
April 30, 2024 (unaudited)

Commodity Name	Weight	Quantity(1)	4/30/24 Value(1)
COMEX Silver JUL 24 Futures	4.83%	19.05	$2,539,435
CBOT Soy Meal JUL 24 Futures	3.12%	46.61	1,640,215
CBOT Wheat JUL 24 Futures	2.59%	45.13	1,361,321

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2024.

(b)  The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Fund has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	4/30/24 Value(1)
CBOT Bean Oil JUL 24 Futures	2.87%	55.93	$1,443,277
CBOT Corn JUL 24 Futures	5.13%	115.49	2,579,795
NYMEX WTI Crude Oil JUL 24 Futures	7.62%	47.15	3,831,977
ICE Brent Crude Oil JUL 24 Futures	7.87%	45.84	3,957,698
NYBOT Cotton JUL 24 Futures	1.47%	18.85	739,240
COMEX Gold JUN 24 Futures	15.27%	33.35	7,679,040
COMEX High Grade Copper JUL 24 Futures	6.00%	26.44	3,017,305
NYMEX Heating Oil JUL 24 Futures	2.00%	9.43	1,005,768
NYBOT Coffee JUL 24 Futures	3.29%	20.36	1,654,489
KCBOT Kansas Wheat JUL 24 Futures	1.72%	27.23	864,961
LME Aluminium JUN 24 Futures	4.38%	34.18	2,202,632
CME Live Cattle JUN 24 Futures	3.42%	24.57	1,719,864
CME Lean Hogs JUN 24 Futures	2.56%	31.41	1,287,383
LME Lead JUN 24 Futures	0.86%	7.83	432,480
LME Nickel JUN 24 Futures	2.89%	12.64	1,453,335
LME Zinc JUN 24 Futures	2.62%	18.07	1,317,556
NYMEX Nat Gas JUL 24 Futures	6.60%	143.12	3,319,035
ICE Gas Oil JUL 24 Futures	2.67%	17.26	1,342,701
CBOT Soybeans JUL 24 Futures	5.12%	44.28	2,574,767
NYBOT Sugar JUL 24 Futures	2.49%	57.60	1,252,181
COMEX Silver JUL 24 Futures	4.84%	18.26	2,433,959
CBOT Soy Meal JUL 24 Futures	3.14%	44.87	1,579,056
CBOT Wheat JUL 24 Futures	2.59%	43.18	1,302,470
NYMEX Unleaded Gasoline JUL 24 Futures	2.58%	11.64	1,297,441

(1)  Amounts represent quantity and value of index components as they relate specifically to the Fund's swap position as of April 30, 2024.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Assets and Liabilities
April 30, 2024 (unaudited)

Assets
Investments at value (Cost $1,248,069,186) (Note 2)	$1,261,665,145
Cash segregated at brokers for futures and swap contracts (Note 2)	5,343,545
Receivable for Fund shares sold	30,809,584
Interest receivable	10,741,830
Prepaid expenses and other assets	52,305
Total assets	1,308,612,409
Liabilities
Investment advisory fee payable (Note 3)	1,041,650
Administrative services fee payable (Note 3)	68,116
Shareholder servicing/Distribution fee payable (Note 3)	20,441
Payable for investments purchased	25,772,264
Variation margin payable on futures contracts (Note 2)	4,492,549
Unrealized depreciation on open swap contracts (Note 2)	1,707,527
Payable for Fund shares redeemed	1,272,819
Trustees' fee payable	7,691
Accrued expenses	510,960
Total liabilities	34,894,017
Net Assets
Capital stock, $.001 par value (Note 6)	55,215
Paid-in capital (Note 6)	1,680,016,240
Total distributable earnings (loss)	(406,353,063)
Net assets	$1,273,718,392
I Shares
Net assets	$1,239,694,530
Shares outstanding	53,654,270
Net asset value, offering price and redemption price per share	$23.11
A Shares
Net assets	$29,030,746
Shares outstanding	1,308,149
Net asset value and redemption price per share	$22.19
Maximum offering price per share (net asset value/(1-4.75%))	$23.30
C Shares
Net assets	$4,993,116
Shares outstanding	252,771
Net asset value and offering price per share	$19.75

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statement of Operations
For the Six Months Ended April 30, 2024 (unaudited)

Investment Income
Interest	$27,714,507
Securities lending (net of rebates)	11,714
Total investment income	27,726,221
Expenses
Investment advisory fees (Note 3)	3,277,967
Administrative services fees (Note 3)	91,429
Shareholder servicing/Distribution fees (Note 3)
Class A	36,049
Class C	26,580
Transfer agent fees	840,365
Printing fees	109,466
Legal fees	95,492
Registration fees	64,959
Custodian fees	50,926
Trustees' fees	42,576
Insurance expense	33,472
Audit and tax fees	29,716
Commitment fees (Note 4)	21,651
Miscellaneous expense	13,253
Total expenses	4,733,901
Less: fees waived and expenses reimbursed (Note 3)	(226,571)
Net expenses	4,507,330
Net investment income	23,218,891
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts and Swap Contracts
Net realized loss from investments	(46,781,225)
Net realized loss from futures contracts	(4,947,236)
Net realized loss from swap contracts	(11,020,631)
Net change in unrealized appreciation (depreciation) from investments	42,465,812
Net change in unrealized appreciation (depreciation) from futures contracts	4,586,030
Net change in unrealized appreciation (depreciation) from swap contracts	(5,195,814)
Net realized and unrealized loss from investments, futures contracts and swap contracts	(20,893,064)
Net increase in net assets resulting from operations	$2,325,827

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2024 (unaudited)	For the Year Ended October 31, 2023
From Operations
Net investment income	$23,218,891	$58,766,096
Net realized loss from investments, futures contracts and swap contracts	(62,749,092)	(198,323,557)
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	41,856,028	23,902,178
Net increase (decrease) in net assets resulting from operations	2,325,827	(115,655,283)
From Distributions
From distributable earnings
Class I	(17,846,245)	(204,653,550)
Class A	(455,492)	(3,915,282)
Class C	(72,341)	(980,264)
Net decrease in net assets resulting from distributions	(18,374,078)	(209,549,096)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	337,854,369	611,550,150
Reinvestment of distributions	11,361,610	133,369,450
Net asset value of shares redeemed	(288,678,075)	(1,416,492,902)
Net increase (decrease) in net assets from capital share transactions	60,537,904	(671,573,302)
Net increase (decrease) in net assets	44,489,653	(996,777,681)
Net Assets
Beginning of period	1,229,228,739	2,226,006,420
End of period	$1,273,718,392	$1,229,228,739

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021[1]	2020[1]	2019[1]
Per share data
Net asset value, beginning of period	$23.34[2]	$27.28	$36.29	$25.32	$27.24	$28.50
INVESTMENT OPERATIONS
Net investment income (loss)[3]	0.47	0.88	0.12	(0.19)	0.06	0.42
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.33)	(2.00)	2.79	11.16	(1.86)	(1.32)
Total from investment operations	0.14	(1.12)	2.91	10.97	(1.80)	(0.90)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.37)	(2.82)	(11.92)	—	(0.06)	(0.36)
Return of capital	—	—	—	—	(0.06)	—
Total dividends and distributions	(0.37)	(2.82)	(11.92)	—	(0.12)	(0.36)
Net asset value, end of period	$23.11	$23.34[2]	$27.28	$36.29	$25.32	$27.24
Total return[4]	0.67%	(4.40)%	12.41%	43.33%	(6.70)%	(3.13)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,239,695	$1,191,554	$2,175,955	$2,249,942	$1,442,691	$1,634,169
Ratio of net expenses to average net assets	0.80%[5]	0.80%	0.80%	0.80%	0.80%	0.78%
Ratio of net investment income (loss) to average net assets	4.19%[5]	3.60%	0.41%	(0.59)%	0.20%	1.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[5]	0.01%	0.01%	0.02%	0.04%	—%
Portfolio turnover rate[6]	36%	46%	68%	22%	215%	130%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021[1]	2020[1]	2019[1]
Per share data
Net asset value, beginning of period	$22.44[2]	$26.32	$35.37	$24.72	$26.64	$27.84
INVESTMENT OPERATIONS
Net investment income (loss)[3]	0.42	0.79	0.04	(0.26)	(0.00)[4]	0.36
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.32)	(1.91)	2.68	10.91	(1.86)	(1.26)
Total from investment operations	0.10	(1.12)	2.72	10.65	(1.86)	(0.90)
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.35)	(2.76)	(11.77)	—	(0.00)[4]	(0.30)
Return of capital	—	—	—	—	(0.06)	—
Total dividends and distributions	(0.35)	(2.76)	(11.77)	—	(0.06)	(0.30)
Net asset value, end of period	$22.19	$22.44[2]	$26.32	$35.37	$24.72	$26.64
Total return[5]	0.49%	(4.58)%	12.09%	43.08%	(6.97)%	(3.24)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$29,031	$31,251	$40,894	$40,693	$32,422	$44,469
Ratio of net expenses to average net assets	1.05%[6]	1.05%	1.05%	1.05%	1.05%	1.03%
Ratio of net investment income (loss) to average net assets	3.94%[6]	3.41%	0.14%	(0.84)%	(0.02)%	1.38%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[6]	0.01%	0.01%	0.02%	0.04%	—%
Portfolio turnover rate[7]	36%	46%	68%	22%	215%	130%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  This amount represents less than $0.01 per share.

5  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Total returns for periods less than one year are not annualized.

6  Annualized.

7  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Six Months Ended April 30, 2024	For the Year Ended October 31,
	(unaudited)	2023	2022	2021[1]	2020[1]	2019[1]
Per share data
Net asset value, beginning of period	$20.00[2]	$23.75	$32.83	$23.16	$25.02	$26.22
INVESTMENT OPERATIONS
Net investment income (loss)[3]	0.30	0.55	(0.14)	(0.46)	(0.18)	0.18
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	(0.28)	(1.72)	2.40	10.13	(1.68)	(1.26)
Total from investment operations	0.02	(1.17)	2.26	9.67	(1.86)	(1.08)
LESS DIVIDENDS
Dividends from net investment income	(0.27)	(2.58)	(11.34)	—	—	(0.12)
Total dividends	(0.27)	(2.58)	(11.34)	—	—	(0.12)
Net asset value, end of period	$19.75	$20.00[2]	$23.75	$32.83	$23.16	$25.02
Total return[4]	0.14%	(5.35)%	11.28%	41.75%	(7.43)%	(4.23)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$4,993	$6,424	$9,157	$7,079	$2,694	$3,374
Ratio of net expenses to average net assets	1.80%[5]	1.80%	1.80%	1.80%	1.80%	1.78%
Ratio of net investment income (loss) to average net assets	3.17%[5]	2.64%	(0.52)%	(1.60)%	(0.78)%	0.62%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.04%[5]	0.01%	0.01%	0.02%	0.04%	—%
Portfolio turnover rate[6]	36%	46%	68%	22%	215%	130%

1  A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3  Per share information is calculated using the average shares outstanding method.

4  Total returns are historical and include change in share price, reinvestment of all distributions and no sales charge. Total returns for periods less than one year are not annualized.

5  Annualized.

6  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements
April 30, 2024 (unaudited)

Note 1. Organization

Credit Suisse Commodity Return Strategy Fund (the "Fund"), a series of Credit Suisse Commodity Strategy Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks total return that exceeds the return of its benchmark index, the Bloomberg Commodity Index Total Return (the "Index"). The Trust was organized under the laws of the State of Delaware as a statutory trust on May 18, 2004.

Credit Suisse Asset Management, LLC ("Credit Suisse" or the "Adviser"), an investment adviser registered with the Securities and Exchange Commission ("SEC") and as a Commodity Pool Operator with the Commodity Futures Trading Commission, was the investment adviser to the Fund during the six months ended April 30, 2024. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund I, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2024, the Fund held $165,386,926 in the Subsidiary, representing 13.0% of the Fund's consolidated net assets. For the six months ended April 30, 2024, the net realized loss on securities and other financial instruments held in the Subsidiary was $15,978,506.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 1. Organization (continued)

redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective June 30, 2021, Class C shares, upon the eight year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value ("NAV") of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board's valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser's procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Fund may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2024 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$288,111,303	$—	$288,111,303
United States Agency Obligations	—	246,507,954	—	246,507,954
United States Treasury Obligations	—	675,997,823	—	675,997,823
Short-term Investments	51,048,065	—	—	51,048,065
	$51,048,065	$1,210,617,080	$—	$1,261,665,145
Other Financial Instruments*
Futures Contracts	$6,495,289	$—	$—	$6,495,289
Liabilities
Other Financial Instruments*
Futures Contracts	$3,587,245	$—	$—	$3,587,245
Swap Contracts	—	1,707,527	—	1,707,527
	$3,587,245	$1,707,527	$—	$5,294,772

*  Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended April 30, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Fund's derivatives risk, taking into account the Fund's derivatives transactions and how these transactions interact with the Fund's other investments. Because the Fund engages in derivatives transactions beyond a certain amount in order

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

to pursue its investment objectives and policies, the Fund is required to comply with value at risk ("VaR") based limits on its leverage risk. The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the six months ended April 30, 2024, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at April 30, 2024 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended April 30, 2024.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$6,495,289	$3,587,245	$(4,947,236)	$4,586,030
Total return swap contracts	—	1,707,527	(11,020,631)	(5,195,814)
	$6,495,289	$5,294,772	$(15,967,867)	$(609,784)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at April 30, 2024 is reflected in the Consolidated Schedule of Investments. For the six months ended April 30, 2024, the Fund held average monthly notional values of $217,703,686, $40,213,624 and $193,537,123 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at April 30, 2024:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Macquarie Bank Ltd.	$1,067,178	$—	$—	$(1,067,178)	$—
Societe Generale	640,349	—	(640,349)	—	—
	$1,707,527	$—	$(640,349)	$(1,067,178)	$—

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

"Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund may invest in structured notes designed to track the performance of the Index. The Fund may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to open futures contracts was $2,271,947.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At April 30, 2024, the amount of restricted cash held at brokers related to open swap contracts was $3,071,598.

I) COMMODITY INDEXED STRUCTURED NOTES — The Fund may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note's value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss. At April 30, 2024, the value of these securities comprised 22.6% of the Fund's net assets and resulted in unrealized appreciation of $16,111,303.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended April 30, 2024, total earnings received in connection with securities lending arrangements was $87,576, of which $71,958 was rebated to borrowers (brokers). The Fund retained $11,714 in income, and SSB, as lending agent, was paid $3,904.

At April 30, 2024, there were no securities out on loan.

K) OTHER — In the normal course of business, the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 2. Significant Accounting Policies (continued)

lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse served as investment adviser and co-administrator for the Fund during the six months ended April 30, 2024. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.59% of the Fund's average daily net assets. For the six months ended April 30, 2024, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $3,277,967 and $226,571, respectively . Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.80% of the Fund's average daily net assets for Class I shares, 1.05% of the Fund's average daily net assets for Class A shares, and 1.80% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously waived and/or for expenses previously paid by Credit Suisse, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the applicable month during which such fees were waived or expenses were paid by Credit Suisse and the reimbursement does not cause the applicable class's aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by Credit Suisse or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before February 28, 2025. For the six months ended April 30, 2024, there was no recoupment.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 3. Transactions with Affiliates and Related Parties (continued)

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at April 30, 2024 are as follows:

	Fee waivers/expense reimbursements subject to repayment	Expires October 31, 2024	Expires October 31, 2025	Expires October 31, 2026	Expires October 31, 2027
Class I	$1,457,266	$410,222	$303,691	$523,790	$219,563
Class A	31,326	8,438	5,745	11,218	5,925
Class C	5,830	968	1,265	2,514	1,083
Totals	$1,494,422	$419,628	$310,701	$537,522	$226,571

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, served as the distributor of the Fund's shares during the six months ended April 30, 2024. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the six months ended April 30, 2024, the Fund paid Rule 12b-1 distribution fees of $36,049 for Class A shares and $26,580 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

For the six months ended April 30, 2024, CSSU and its affiliates advised the Fund that they retained $255 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At April 30, 2024 and for the six months ended April 30, 2024, the Fund had no borrowings outstanding under the Credit Facility.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2024, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$165,000,000	$68,317,998	$244,038,747	$324,296,196

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	14,678,126	$334,950,927	24,526,481	$603,364,296
Shares issued in reinvestment of distributions	486,035	10,888,074	5,235,366	129,008,846
Shares redeemed	(12,557,026)	(282,143,023)	(58,483,118)	(1,398,616,448)
Net increase (decrease)	2,607,135	$63,695,978	(28,721,271)	$(666,243,306)
	Class A
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	134,049	$2,868,738	330,202	$7,731,984
Shares issued in reinvestment of distributions	18,879	406,263	147,410	3,483,438
Shares redeemed	(237,675)	(5,115,455)	(638,143)	(15,239,505)
Net decrease	(84,747)	$(1,840,454)	(160,531)	$(4,024,083)
	Class C
	For the Six Months Ended April 30, 2024 (unaudited)		For the Year Ended October 31, 2023
	Shares	Value	Shares	Value
Shares sold	1,802	$34,704	21,185	$453,871
Shares issued in reinvestment of distributions	3,509	67,273	41,376	877,165
Shares redeemed	(73,662)	(1,419,597)	(127,026)	(2,636,949)
Net decrease	(68,351)	$(1,317,620)	(64,465)	$(1,305,913)

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 6. Capital Share Transactions (continued)

On August 18, 2021, reverse share splits were announced for each class of the Fund, pursuant to which shareholders received one share in exchange for every six shares of the Fund.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Fund and proportionately increased the NAV per share of each class of the Fund such that the market value of the Fund's shares will remain the same. The reverse share splits applied the same ratio to each class of shares of the Fund. A reverse share split does not alter the rights or total value of a shareholder's investment in the Fund, nor will it be a taxable event for Fund investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Fund has been adjusted to reflect the reverse share split.

On April 30, 2024, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	77%
Class A	5	74%
Class C	6	91%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Credit Suisse Commodity Return Strategy Fund
Notes to Consolidated Financial Statements (continued)
April 30, 2024 (unaudited)

Note 8. Subsequent Events

On May 1, 2024, Credit Suisse Asset Management, LLC ("Credit Suisse") merged into UBS Asset Management (Americas) LLC ("UBS AM (Americas)"), with UBS AM (Americas) as the surviving entity, and UBS AM (Americas) became the investment manager to the Fund. Also on May 1, 2024, UBS Asset Management (US) Inc. replaced CSSU as the Fund's underwriter and distributor.

Credit Suisse Commodity Return Strategy Fund
Change in Independent Registered Public Accounting Firm (unaudited)

On April 23, 2024, the Fund's Board approved the dismissal of PricewaterhouseCoopers LLP ("PwC") as the independent registered public accounting firm for the Fund, due to PwC's ceasing to be deemed an independent registered public accounting firm with respect to the Fund after April 30, 2024. The Board's decision to approve the dismissal of PwC was recommended by the Audit Committee of the Board. PwC's reports on the Fund's financial statements for the fiscal periods ended October 31, 2023 and October 31, 2022 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through April 23, 2024, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund's financial statements for such periods, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

Upon the recommendation of the Audit Committee of the Fund's Board, the Fund's Board approved the engagement of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending October 31, 2024. During the Fund's fiscal periods ended October 31, 2023 and October 31, 2022 and the subsequent interim period through June 19, 2024, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

Credit Suisse Commodity Return Strategy Fund
Liquidity Risk Management Program (unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the "Liquidity Program") in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program seeks to assess and manage the Fund's liquidity risk, i.e., the risk that the Fund is unable to satisfy redemption requests without significantly diluting remaining investors' interests in the Fund. The Board has designated the Fund's investment adviser to administer the Liquidity Program (the "Program Administrator"). Prior to May 1, 2024, Credit Suisse Asset Management, LLC served as Program Administrator. Effective May 1, 2024, UBS Asset Management (Americas) LLC serves as the Program Administrator. Certain aspects of the Liquidity Program rely on third parties to perform certain functions, including the provision of market data and application of models.

Under the Liquidity Program, the Program Administrator assesses, manages and periodically reviews the Fund's liquidity risk and classifies each investment held by the Fund as a "highly liquid investment," "moderately liquid investment," "less liquid investment" or "illiquid investment." The liquidity of the Fund's portfolio investments is determined based on relevant market, trading and investment-specific considerations under the Liquidity Program.

During the six months ended April 30, 2024, the Trust's Board received reports from the Program Administrator that included information to address the operations of the Liquidity Program and assess its adequacy and effectiveness of implementation during the period covered by the reports. The reports indicated that the Liquidity Program is reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the reporting period.

There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to illiquidity risk and other risks to which it may be subject.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited)

At UBS AM (Americas), we know that you are concerned with how we protect and handle nonpublic personal information that identifies you. This notice is designed to help you understand what nonpublic personal information we collect from you and from other sources, and how we use that information in connection with your investments and investment choices that may be available to you. Except where otherwise noted, this notice is applicable only to consumers who are current or former investors, meaning individual persons whose investments are primarily for household, family or personal use ("individual investors"). Specified sections of this notice, however, also apply to other types of investors (called "institutional investors"). Where the notice applies to institutional investors, the notice expressly states so. This notice is being provided by Credit Suisse Funds and Credit Suisse Closed-End Funds. This notice applies solely to U.S. registered investment companies advised by UBS AM (Americas).

Categories of information we may collect:

We may collect information about you, including nonpublic personal information, such as

•  Information we receive from you on applications, forms, agreements, questionnaires, Credit Suisse websites and other websites that are part of our investment program, or in the course of establishing or maintaining a customer relationship, such as your name, address, e-mail address, Social Security number, assets, income, financial situation; and

•  Information we obtain from your transactions and experiences with us, our affiliates, or others, such as your account balances or other investment information, assets purchased and sold, and other parties to a transaction, where applicable.

Categories of information we disclose and parties to whom we disclose it:

•  We do not disclose nonpublic personal information about our individual investors, except as permitted or required by law or regulation. Whether you are an individual investor or institutional investor, we may share the information described above with our affiliates that perform services on our behalf, and with our asset management and private banking affiliates; as well as with unaffiliated third parties that perform services on our behalf, such as our accountants, auditors, attorneys, broker-dealers, fund administrators, and other service providers.

Credit Suisse Commodity Return Strategy Fund
Notice of Privacy and Information Practices (unaudited) (continued)

•  We want our investors to be informed about additional products or services. We do not disclose nonpublic personal information relating to individual investors to our affiliates for marketing purposes, nor do we use such information received from our affiliates to solicit individual investors for such purposes. Whether you are an individual investor or an institutional investor, we may disclose information, including nonpublic personal information, regarding our transactions and experiences with you to our affiliates.

•  In addition, whether you are an individual investor or an institutional investor, we reserve the right to disclose information, including nonpublic personal information, about you to any person or entity, including without limitation any governmental agency, regulatory authority or self-regulatory organization having jurisdiction over us or our affiliates, if (i) we determine in our discretion that such disclosure is necessary or advisable pursuant to or in connection with any United States federal, state or local, or non-U.S., court order (or other legal process), law, rule, regulation, or executive order or policy, including without limitation any anti-money laundering law or the USA PATRIOT Act of 2001; and (ii) such disclosure is not otherwise prohibited by law, rule, regulation, or executive order or policy.

Confidentiality and security

•  To protect nonpublic personal information about individual investors, we restrict access to those employees and agents who need to know that information to provide products or services to us and to our investors. We maintain physical, electronic, and procedural safeguards to protect nonpublic personal information.

Other Disclosures

This notice is not intended to be incorporated in any offering materials, but is a statement of our current Notice of Privacy and Information Practices and may be amended from time to time. This notice is current as of May 14, 2024.

Credit Suisse Commodity Return Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ◼ www.credit-suisse.com/us/funds

UBS ASSET MANAGEMENT (US) INC., DISTRIBUTOR.  COM-SAR-0424

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

This item is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant’s Secretary, c/o UBS Asset Management (Americas) LLC, Eleven Madison Avenue, New York, NY 10010. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an “interested person” of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee’s discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

This item is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Omar Tariq
Name:	Omar Tariq
Title:	Chief Executive Officer and President (Principal Executive Officer)
Date:	July 2, 2024

/s/ Rose Ann Bubloski
Name:	Rose Ann Bubloski
Title:	Chief Financial Officer and Treasurer (Principal Financial Officer)
Date:	July 2, 2024